Financial assets and liabilities, Categories of financial assets and liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets [Abstract]
Cash and cash equivalents	$ 461,554	$ 902,704	$ 1,045,359	$ 743,046
Trade receivables	250,637	796,369
Other accounts receivable	319,193	241,578
Related parties	217,188	59,098
Financial liabilities [Abstract]
Short-term portion of the financial debt	502,361	740,370
Trade payables	169,072	189,576
Accounts payable and accrued expenses	341,918	405,505
Related parties	34,756	51,515
Long-term financial debt	396,257	9,330,087
Financial Liabilities Valued at Amortized Cost [Member]
Financial liabilities [Abstract]
Short-term portion of the financial debt	502,361	740,370
Trade payables	169,072	189,576
Accounts payable and accrued expenses	340,426	394,473
Related parties	34,756	51,515
Total short-term portion of the financial debt	1,046,615	1,375,934
Long-term financial debt	396,257	9,330,087
Total financial liabilities	1,442,872	10,706,021
Financial Assets Valued at Amortized Cost [Member]
Financial assets [Abstract]
Cash and cash equivalents	461,554	902,704
Trade receivables	250,637	796,369
Other accounts receivable	143,925	212,905
Related parties	217,188	59,098
Total current financial assets	$ 1,073,304	$ 1,971,076